Fixed assets, net (Details 2) - Vessels $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) $ / T	Dec. 31, 2014 USD ($)
Other disclosures
Residual value of the fleet	$ 386.4	$ 386.4
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton) | $ / T	300